TEMPLETON GLOBAL
INFRASTRUCTURE FUND


YOUR FUND'S OBJECTIVE:

The Templeton Global Infrastructure Fund seeks long-term capital growth by investing primarily in securities of domestic and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of various nations throughout the world.


NOVEMBER 15, 1996

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Templeton Global Infrastructure Fund, which covers the six months ended September 30, 1996. During this period, price volatility characterized many of the world's stock markets, as investors reacted to changes in interest rates and variations in corporate profits. Although market indices in many countries recorded solid gains, at the end of the period stock prices in most markets appeared to be reasonable. The major exception was Japan, where the Nikkei index traded at a price/earnings multiple of 100, versus a multiple of only 22 for the Morgan Stanley Capital International World Index (MSCI), which tracks 22 equity markets worldwide.

Within this environment, the Fund's Class I shares provided a six-month total return of 7.62%,

TEMPLETON GLOBAL
INFRASTRUCTURE FUND

GEOGRAPHIC DISTRIBUTION ON 9/30/96
BASED ON TOTAL NET ASSETS

            [PIE CHART]


European Stocks                  37.5%

United States Stocks             22.4%

Asian Stocks                     18.6%

Latin American Stocks            10.0%

Canadian Stocks                   3.7%

Australian &
New Zealand Stocks                4.5%

Short-Term Obligations &
Other Net Assets                  3.3%

as shown in the Performance Summary on page 5, significantly outperforming the unmanaged MSCI, which posted a total return of only 0.83%.(1) These positive results can be attributed in part to overweighting of the better performing emerging markets and the strong performance of several individual securities. For example, 3Com, a U.S.-based global supplier of data processing equipment, and Telebras-Telecomunicacoes Brasileiras, the Brazilian telephone company, each appreciated at least 50% during the reporting period.

On September 30, 1996, our asset allocations by geographic region were virtually unchanged from those of March 31, 1996. European stocks (37.5% of total net assets) remained our largest holdings, followed by U.S. stocks, which accounted for 22.4%.

Within Europe, our single largest position was Alcatel Alsthom, a French telecommunications equipment manufacturer whose new management is significantly restructuring the company. With asset divestitures and cost-cutting efforts exceeding expectations, we remain optimistic about the company's long-term prospects. During the period, we originated a position in Det Danske Traelast Kompagni, a Danish wholesaler and retailer of building materials, hardwood, home and garden products and lumber. It is currently expanding outside of Scandinavia into the Baltic region and other former eastern bloc nations, which suggests a positive future for this company.



1. PLEASE REMEMBER THAT THE FUND'S PERFORMANCE DIFFERS FROM THAT OF THE INDEX BECAUSE, AMONG OTHER THINGS, THE INDEX DOES NOT CONTAIN CASH (THE FUND GENERALLY CARRIES A CERTAIN PERCENTAGE OF CASH AT ANY GIVEN TIME), IS NOT MANAGED ACCORDING TO ANY INVESTMENT STRATEGY AND INCLUDES NO SALES CHARGES OR MANAGEMENT EXPENSES. OF COURSE, ONE CANNOT INVEST DIRECTLY IN AN INDEX.

In the U.S., we added Gradall Industries to the portfolio. A manufacturer of excavators and material handling equipment, it serves niche markets within the construction sector, and its products typically command premium prices.

In Latin America, which represented 10% of the Fund's assets, we continued to buy stock which we viewed as attractively valued in companies such as La Cemento Nacional (LCN), the largest Ecuadorian producer of cement. Its stock price had fallen 50% between November 1994 and April 1996, partly as an aftershock of Mexico's currency crisis, and partly due to Ecuador's border war with Peru. Since these turmoils had ended, we felt that LCN's stock represented good value.

Looking forward, we remain positive about the future for global equities. As economies around the world integrate more, well-positioned companies are finding new opportunities. According to a recent report from the United Nations, multinational firms invested a record $315 billion outside their own countries in 1995, a 40% increase from the 1994 level. We believe that a large portion of this money funded infrastructure projects that positively impact many of the Fund's holdings.


TEMPLETON GLOBAL
INFRASTRUCTURE FUND

TOP 10 HOLDINGS ON 9/30/96
AS A PERCENTAGE OF TOTAL NET ASSETS

COMPANY,                                         % OF TOTAL
INDUSTRY, COUNTRY                                NET ASSETS
-----------------------------------------------------------
Alcatel Alsthom SA
Electrical & Electronics, France                     2.7%
-----------------------------------------------------------
Gradall Industries Inc.
Machinery & Engineering, United States               2.3%
-----------------------------------------------------------
Metra OY,  B
Multi-Industry, Finland                              2.3%
-----------------------------------------------------------
British Gas PLC
Utilities - Electrical & Gas, United Kingdom         2.1%
-----------------------------------------------------------
Svedala Industri, A
Building Materials & Components, Sweden              1.9%
-----------------------------------------------------------
3Com Corp.
Data Processing & Reproduction,
United States                                        1.9%
-----------------------------------------------------------
Motorola Inc.
Electrical & Electronics, United States              1.8%
-----------------------------------------------------------
Guangdong Electric Power
Development Co. Ltd., B, 144a
Utilities - Electrical & Gas, China                  1.8%
-----------------------------------------------------------
Newbridge Networks Corp.
Data Processing & Reproduction, Canada               1.8%
-----------------------------------------------------------
Millicom International Cellular SA
Telecommunications, Luxembourg                       1.7%
-----------------------------------------------------------

FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 9 OF THIS REPORT.



Of course, investing in foreign securities involves special risks, such as market and currency volatility and adverse economic, social and political developments in the countries where the Fund is invested. Developing markets are represented in the Fund's portfolio, and these markets involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets. Because the Fund focuses on infrastructure-related industries, its return may be more volatile than that of a more broadly diversified investment. These risks and other considerations are discussed in the Fund's prospectus. While short-term price volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 830% in the last 15 years, but has suffered five declines of more than 20% during that time.(2) Although we believe that the 1997 transfer of power from Hong Kong to China will be successful in the long term, we recognize that short-term uncertainty may again buffet this market.

This discussion reflects the strategies we employed for the Fund during the reporting period, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

Thank you for your continued support of the Templeton Global Infrastructure Fund. We appreciate your support, welcome your comments and look forward to serving your investment needs in the future.


Sincerely,



/s/ Mark Holowesko
---------------------------------
Mark Holowesko, CFA
President
Templeton Global Investment Trust



/s/ Gary R. Clemons
---------------------------------
Gary R. Clemons
Portfolio Manager
Templeton Global Infrastructure Fund


2. SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE PRICE CHANGE OVER 15 YEARS ENDED SEPTEMBER 30, 1996.

PERFORMANCE SUMMARY
CLASS I

Templeton Global Infrastructure Fund Class I shares provided a cumulative total return of 7.62% for the six-month period ended September 30, 1996. Cumulative total return represents the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge.

As measured by net asset value, the Fund's share price increased by $0.70, from $10.04 on March 31, 1996 to $10.74 on September 30, 1996. During the reporting period, shareholders received distributions totaling 6.5 cents ($0.065), including 1.5 cents ($0.015) per share in dividend income and 5.0 cents ($0.05) in short-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.



TEMPLETON GLOBAL
INFRASTRUCTURE FUND - CLASS I

Periods Ended September 30, 1996

                                                        SINCE
                                                      INCEPTION
                                        ONE-YEAR      (3/14/94)

Cumulative Total Return(1)                 7.27%         13.91%

Average Annual Total Return(2)             1.13%         15.85%

Value of $10,000 Investment(3)          $10,113        $10,736


1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE THE INITIAL SALES CHARGE.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES THE MAXIMUM 5.75% SALES CHARGE.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE INDICATED PERIODS AND INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE.

ALL TOTAL RETURN CALCULATIONS ASSUME REINVESTMENT OF DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THUS YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FROM MARCH 14, 1994 THROUGH APRIL 15, 1995, EXPENSE REDUCTIONS BY THE FUND'S BUSINESS MANAGER INCREASED THE FUND'S TOTAL RETURNS.

PERFORMANCE SUMMARY
CLASS II


Templeton Global Infrastructure Fund Class II shares provided a cumulative total return of 7.38% for the six-month period ended September 30, 1996. Cumulative total return represents the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

As measured by net asset value, the Fund's share price increased by $0.68, from $9.99 on March 31, 1996 to $10.67 on September 30, 1996. During the reporting period, shareholders received distributions totaling 5.74 cents ($0.0574), including 0.74 cents ($0.0074) per share in dividend income, and 5.0 cents ($0.05) in short-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.



TEMPLETON GLOBAL
INFRASTRUCTURE FUND - CLASS II

Periods Ended September 30, 1996

                                                        SINCE
                                                      INCEPTION
                                        ONE-YEAR       (5/1/95)

Cumulative Total Return(1)                 6.77%         15.83%

Average Annual Total Return(2)             4.67%          9.44%

Value of $10,000 Investment(3)          $10,467        $11,368


1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE SALES CHARGES.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES THE 1.00% INITIAL SALES CHARGE AND 1.00% CONTINGENT DEFERRED SALES CHARGE, APPLICABLE TO SHARES REDEEMED WITHIN THE FIRST 18 MONTHS OF INVESTMENT.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE INDICATED PERIODS AND INCLUDE ALL SALES CHARGES.

ALL TOTAL RETURN CALCULATIONS ASSUME REINVESTMENT OF DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THUS YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS I
(For a share outstanding throughout the period)

                                                     SIX MONTHS                                         MARCH 14, 1994
                                                       ENDED               YEAR ENDED MARCH 31          (COMMENCEMENT
                                                 SEPTEMBER 30, 1996       --------------------        OF OPERATIONS) TO
                                                    (UNAUDITED)            1996          1995           MARCH 31, 1994
                                                 ------------------       -------       -------       -----------------
Net asset value, beginning of period                   $ 10.04            $  9.43       $ 10.01              $10.00
                                                       -------            -------       -------              ------
Income from investment operations:
   Net investment income                                   .09                .04           .07                .009
   Net realized and unrealized gain (loss)                 .68               1.03          (.61)               .001
                                                       -------            -------       -------              ------
Total from investment operations                           .77               1.07          (.54)                .01
                                                       -------            -------       -------              ------
Distributions:
   Dividends from net investment income                   (.02)              (.05)         (.04)                 --
   Distributions from net realized gains                  (.05)              (.41)           --                  --
                                                       -------            -------       -------              ------
Total distributions                                       (.07)              (.46)         (.04)                 --
                                                       -------            -------       -------              ------
Change in net asset value                                  .70                .61          (.58)                .01
                                                       -------            -------       -------              ------
Net asset value, end of period                         $ 10.74            $ 10.04       $  9.43              $10.01
                                                       =======            =======       =======              ======
TOTAL RETURN*                                            7.62%             11.79%       (5.41)%                .10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                        $23,754            $21,590       $18,717            $    101
Ratio of expenses to average net assets                  2.10%**            2.37%         3.25%              32.02%**
Ratio of expenses, net of reimbursement, to
   average net assets                                    2.10%**            2.32%         1.25%               1.25%**
Ratio of net investment income to average
   net assets                                            1.69%**             .40%         1.38%               1.89%**
Portfolio turnover rate                                 14.33%             38.22%         3.21%                  --
Average commission rate paid (per share)               $ .0083            $ .0083

   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  ** ANNUALIZED.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS II
(For a share outstanding throughout the period)

                                                                                  SIX MONTHS           FOR THE PERIOD
                                                                                    ENDED               MAY 1, 1995+
                                                                              SEPTEMBER 30, 1996          THROUGH
                                                                                 (UNAUDITED)           MARCH 31, 1996
                                                                              ------------------       --------------
Net asset value, beginning of period                                               $   9.99               $   9.73
                                                                                    -------                -------
Income from investment operations:
   Net investment income (loss)                                                         .06                   (.02)
   Net realized and unrealized gain                                                     .68                    .73
                                                                                    -------                -------
Total from investment operations                                                        .74                    .71
                                                                                    -------                -------
Distributions:
   Dividends from net investment income                                                (.01)                  (.04)
   Distributions from net realized gains                                               (.05)                  (.41)
                                                                                    -------                -------
Total distributions                                                                    (.06)                  (.45)
                                                                                    -------                -------
Change in net asset value                                                               .68                    .26
                                                                                    -------                -------
Net asset value, end of period                                                     $  10.67               $   9.99
                                                                                    =======                =======
TOTAL RETURN*                                                                         7.38%                  7.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                                    $  1,926               $  1,379
Ratio of expenses to average net assets                                               2.74%**                2.97%**
Ratio of net investment income (loss) to average net assets                            .96%**               (.88)%**
Portfolio turnover rate                                                              14.33%                 38.22%
Average commission rate paid (per share)                                           $  .0083               $  .0083

   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  ** ANNUALIZED.
   + COMMENCEMENT OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Investment Portfolio, September 30, 1996 (unaudited)

--------------------------------------------------------------------------------

         INDUSTRY                                  ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 91.5%
---------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 0.6%
                            Hualing Holdings Ltd.                                     H.K.      1,678,000    $   154,064
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 1.4%
                            Weifu Fuel Injection Co. Ltd.                             Chn.        800,000        349,670
---------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 5.3%
                            Anglian Group PLC                                         U.K.         40,000        131,177
                        *   Cementos Paz del Rio SA, ADR, 144A                        Col.         11,600        142,100
                            Masco Corp.                                               U.S.          3,000         90,000
                            Parbury Ltd.                                              Aus.        803,000        413,151
                            Svedala Industri, A                                       Swe.         28,500        494,542
                            Unione Cementi Marchino Emiliane (Unicem), di Risp        Itl.         31,000         81,425
                                                                                                             -----------
                                                                                                               1,352,395
---------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 1.3%
                            Wheelabrator Technologies Inc.                            U.S.         21,200        323,300
---------------------------------------------------------------------------------------------------------------------
CHEMICALS: 0.4%
                            European Vinyls Corp. EVC International NV               Neth.          2,865         91,879
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 2.7%
                            Dragados y Construcciones SA                               Sp.         18,900        243,534
                            European Techniki                                          Gr.         25,500         95,424
                            Kaufman & Broad Home Corp.                                U.S.         13,400        174,200
                            Sociedade Construcoes Soares da Costa SA                 Port.         14,200        109,576
                        *   U.S. Home Corp.                                           U.S.          3,400         69,700
                                                                                                             -----------
                                                                                                                 692,434
---------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 6.0%
                        *   3com Corp.                                                U.S.          8,000        480,500
                        *   Bay Networks Inc.                                         U.S.         11,500        313,375
                        *   Newbridge Networks Corp.                                  Can.          7,200        459,000
                        *   Optical Data Systems Inc.                                 U.S.         16,250        276,250
                                                                                                             -----------
                                                                                                               1,529,125
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 9.5%
                            ABB AG, br.                                              Swtz.            348        425,364
                            Alcatel Alsthom SA                                         Fr.          8,200        691,116
                        *   Antec Corp.                                               U.S.          8,750        127,969
                            Dongfang Electrical Machinery Co. Ltd., H                 Chn.      1,208,000        312,427
                        *   DSC Communications Corp.                                  U.S.          8,050        201,250

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                  ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (cont.)
                            Gold Peak Industries (Holdings) Ltd.                      H.K.        352,000    $   217,354
                            Motorola Inc.                                             U.S.          9,200        474,950
                                                                                                             -----------
                                                                                                               2,450,430
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 2.4%
                            Allgon AB, B free                                         Swe.         10,100        160,019
                            BICC                                                      U.K.         44,300        204,569
                        *   BICC, rights                                              U.K.          8,054          2,395
                            Draka Holding NV                                         Neth.          7,000        241,252
                                                                                                             -----------
                                                                                                                 608,235
---------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 0.8%
                        *   Hub Power Co. Ltd., GDR, 144A                             Pkr.          9,750        202,313
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 1.2%
                        *   Fritz Cos.                                                U.S.         21,700        314,650
---------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 3.2%
                            Munksjo AB                                                Swe.         39,000        341,313
                            PT Inti Indorayon Utama, fgn.                            Indo.        235,000        204,854
                            Weyerhaeuser Co.                                          U.S.          6,000        276,750
                                                                                                             -----------
                                                                                                                 822,917
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 3.6%
                            BW/IP Inc.                                                U.S.         16,900        261,950
                            Madeco Manufacturera de Cobre SA, ADR                    Chil.         14,600        337,625
                        *   Shaw Group Inc.                                           U.S.          9,400        326,650
                                                                                                             -----------
                                                                                                                 926,225
---------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 4.6%
                        *   Gradall Industries Inc.                                   U.S.         52,500        590,625
                            SNC-Lavalin Group Inc., A                                 Can.         31,800        250,982
                            VA Technologie AG, br., 144A                              Aut.          2,680        349,298
                                                                                                             -----------
                                                                                                               1,190,905
---------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 1.3%
                            Det Danske Traelastkompagni AS                            Den.          4,300        333,948
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 4.4%
                            Kang Won Industrial Co. Ltd.                              Kor.         11,000        153,148
                            Maanshan Iron & Steel Co. Ltd., H                         Chn.      1,660,000        304,823
                            Oregon Steel Mills Inc.                                   U.S.         27,100        416,663
                            Pohang Iron & Steel Co. Ltd.                              Kor.          3,400        243,943
                                                                                                             -----------
                                                                                                               1,118,577
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                  ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 5.3%
                            La Cemento Nacional CA, GDR                               Ecu.            400    $    75,200
                            La Cemento Nacional CA, GDR, 144A                         Ecu.          1,400        263,200
                            Metra OY, B                                               Fin.         10,300        590,348
                            Nokia AB, A                                               Fin.          9,450        422,761
                                                                                                             -----------
                                                                                                               1,351,509
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 2.5%
                        *   MDX Public Co. Ltd., fgn.                                Thai.        127,000        167,296
                            New World Development Co. Ltd.                            H.K.         44,000        231,010
                            Taylor Woodrow PLC                                        U.K.         97,300        243,696
                                                                                                             -----------
                                                                                                                 642,002
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 16.1%
                            AT&T Corp.                                                U.S.          6,250        326,563
                            BCE Inc.                                                  Can.          5,900        252,225
                            Chengdu Telecommunications Cable Co. Ltd., H              Chn.      1,075,000        109,822
                            Cpt-Telefonica del Peru SA, B                             Per.        115,000        259,781
                            Koninklijke PTT Nederland                                Neth.          8,600        295,893
                            Lucent Technologies Inc.                                  U.S.          3,100        142,213
                            MCI Communications Corp.                                  U.S.         10,000        256,250
                        *   Millicom International Cellular SA                        Lux.         11,100        448,163
                        *   Pakistan Telecommunications Corp.                         Pkr.          1,890        165,375
                            Philippine Long Distance Telephone Co., ADR              Phil.          4,400        275,000
                        *   SPT Telecom AS                                            Csk.          2,250        277,618
                            STET (Sta Finanziaria Telefonica Torino) SPA, di
                              Risp                                                    Itl.         94,000        253,814
                            Telecom Italia Spa                                        Itl.         60,000        133,333
                            Telecom Italia Spa, di Risp                               Itl.         61,000        112,289
                            Tele Danmark AS, ADR                                      Den.         11,660        275,468
                            Tele Danmark AS, B                                        Den.          2,290        108,662
                            Telefonica de Espana SA                                    Sp.         20,900        388,092
                            Telefonos de Mexico SA, L, ADR                            Mex.          2,010         64,571
                                                                                                             -----------
                                                                                                               4,145,132
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 3.4%
                        *   Guangshen Railway Co. Ltd., ADR                           Chn.         20,750        394,250
                            IMC Holdings Ltd.                                         H.K.        140,000         78,753
                            Qantas Airways Ltd., ADR, 144A                            Aus.         19,300        284,675
                            Stena Line AB, B free                                     Swe.          8,400         38,785
                        *   Tranz Rail Holdings Ltd., ADR                             N.Z.          5,133         74,429
                                                                                                             -----------
                                                                                                                 870,892
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                  ISSUE                            COUNTRY      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
------------------------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRICAL & GAS: 15.7%
                            Australian Gas & Light Company                            Aus.         70,600    $   380,009
                            British Gas PLC                                           U.K.        175,000        546,507
                            Central Costanera SA, ADR, 144A                           Arg.          9,850        312,738
                        *   CEZ                                                       Csk.          9,600        373,492
                            Compania Boliviana de Energia Electricas SA               Bol.          5,300        236,513
                            Guangdong Electric Power Development Co Ltd, B,
                              144A                                                    Chn.        680,000        474,848
                            Iberdrola SA                                               Sp.         39,600        383,852
                        *   Kohinoor Energy Ltd.                                      Pkr.        710,000        302,778
                            National Power PLC                                        U.K.         38,400        236,532
                            Powergen PLC                                              U.K.          1,700         12,906
                            Shandong Huaneng Power                                    Chn.         49,400        444,600
                            Texas Utilities Electric Co.                              U.S.          8,000        317,000
                                                                                                             -----------
                                                                                                               4,021,775
                                                                                                             -----------
TOTAL COMMON STOCKS (cost $22,387,066)                                                                        23,492,377
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 5.2%
------------------------------------------------------------------------------------------------------------------------
                            Ballast Nedam NV, ctf., conv., pfd.                      Neth.          3,400        164,052
                            Cia de Inversiones en Telecomunicaciones SA,
                              7.00%, conv., pfd.                                      Arg.          8,300        429,525
                            Concessioni e Costruzioni Autostrade SPA, B, pfd.         Itl.        180,000        306,647
                            Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR      Braz.          5,705        447,843
                                                                                                             -----------
TOTAL PREFERRED STOCKS (cost $1,029,575)                                                                       1,348,067
------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL IN
                                                                                             LOCAL CURRENCY**
------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.2% (cost $1,075,734)
------------------------------------------------------------------------------------------------------------------------
                            U.S. Treasury Bills, 4.90% to 5.14% with
                              maturities to 12/12/96                                  U.S.      1,084,000      1,076,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.9% (cost $24,492,375)                                                                  25,916,444
OTHER ASSETS, LESS LIABILITIES: (0.9)%                                                                          (236,383)
                                                                                                             -----------
TOTAL NET ASSETS: 100.0%                                                                                     $25,680,061
                                                                                                             ===========

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRY INDICATED.

                       See Notes to Financial Statements.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

Assets:
   Investments in securities, at value
      (identified cost $24,492,375)           $25,916,444
   Cash                                               677
   Receivables:
      Fund shares sold                            100,011
      Dividends                                    47,597
   Unamortized organization costs                  37,929
                                              -----------
         Total assets                          26,102,658
                                              -----------
Liabilities:
   Payables for fund shares redeemed              333,202
   Accrued expenses                                89,395
                                              -----------
         Total liabilities                        422,597
                                              -----------
Net assets, at value                          $25,680,061
                                              ===========
Net assets consist of:
   Undistributed net investment income        $   195,292
   Net unrealized appreciation                  1,424,069
   Distributions in excess of net realized
     gain                                         (99,562)
   Net capital paid in on shares of
      beneficial interest                      24,160,262
                                              -----------
Net assets, at value                          $25,680,061
                                              ===========
Class I
   Net asset value per share
      ($23,754,127 / 2,211,388
      shares outstanding)                     $     10.74
                                              ===========
   Maximum offering price
      ($10.74 / 94.25%)                       $     11.40
                                              ===========
Class II
   Net asset value per share
      ($1,925,934 / 180,541
      shares outstanding)                     $     10.67
                                              ===========
   Maximum offering price
      ($10.67 / 99.00%)                       $     10.78
                                              ===========

STATEMENT OF OPERATIONS
For the six months ended
September 30, 1996 (unaudited)

Investment income:
   (net of $46,632 foreign
   taxes withheld)
   Dividends                        $  421,045
   Interest                             55,897
                                    ----------
      Total income                               $  476,942
Expenses:
   Management fees (Note 3)             94,719
   Administrative fees (Note 3)         18,933
   Distribution fees (Note 3)
      Class I                           40,666
      Class II                           8,544
   Transfer agent fees (Note 3)         36,000
   Custodian fees                        9,676
   Reports to shareholders              15,900
   Audit fees                           10,000
   Legal fees                           10,000
   Registration and filing fees         15,000
   Trustee's fees and expenses           3,500
   Amortization of
      organization costs                 7,071
                                    ----------
      Total expenses                                270,009
                                                 ----------
         Net investment income                      206,933
Realized and unrealized gain
  (loss):
   Net realized loss on:
      Investments                      (85,065)
      Foreign currency
         transactions                   (5,446)
                                    ----------
                                       (90,511)
   Net unrealized appreciation
      on investments                 1,671,542
                                    ----------
      Net realized and
         unrealized gain                          1,581,031
                                                 ----------
Net increase in net assets
   resulting from operations                     $1,787,964
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED                YEAR
                                                                                 SEPTEMBER 30, 1996        ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                          $   206,933         $    76,573
      Net realized gain (loss) on investment and foreign currency transactions           (90,511)          1,004,586
      Net unrealized appreciation                                                      1,671,542           1,135,543
                                                                                     -----------         -----------
         Net increase in net assets resulting from operations                          1,787,964           2,216,702

   Distributions to shareholders:
      From net investment income
         Class I                                                                         (33,090)            (98,398)
         Class II                                                                         (1,160)             (1,342)
      From net realized gain
         Class I                                                                        (111,693)           (809,303)
         Class II                                                                         (7,835)            (38,252)
   Fund share transactions (Note 2)
         Class I                                                                         629,803           1,578,477
         Class II                                                                        446,361           1,405,300
                                                                                     -----------         -----------
            Net increase in net assets                                                 2,710,350           4,253,184
Net assets:
   Beginning of period                                                                22,969,711          18,716,527
                                                                                     -----------         -----------
   End of period                                                                     $25,680,061         $22,969,711
                                                                                     ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Infrastructure Fund (the Fund) is a separate diversified series of Templeton Global Investment Trust (the Trust), a Delaware business trust, which is an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth by investing primarily in securities of domestic and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of various nations throughout the world. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. UNAMORTIZED ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS, AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Effective May 1, 1995, the Fund offered two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. All Fund shares outstanding before May 1, 1995 were designated as Class I shares. At September 30, 1996, there was an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                     CLASS I
                                                                  ---------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                 SEPTEMBER 30, 1996            MARCH 31, 1996
                                                                ---------------------       ---------------------
                                                                SHARES       AMOUNT         SHARES       AMOUNT
                                                               --------    ----------      --------    ----------
           Shares sold                                          623,085    $ 6,550,993      953,832    $ 9,604,915
           Shares issued on reinvestment of distributions        12,512        134,187       88,903        830,045
           Shares redeemed                                     (574,663)    (6,055,377)    (876,366)    (8,856,483)
                                                               --------    -----------     --------    -----------
           Net increase                                          60,934    $   629,803      166,369    $ 1,578,477
                                                               ========    ===========     ========    ===========

                                                                                    CLASS II
                                                                  ---------------------------------------------
                                                                                               FOR THE PERIOD
                                                                                                 MAY 1, 1995
                                                                  SIX MONTHS ENDED                 THROUGH
                                                                 SEPTEMBER 30, 1996            MARCH 31, 1996
                                                                ---------------------       ---------------------
                                                                SHARES       AMOUNT         SHARES       AMOUNT
                                                               --------    ----------      --------    ----------
           Shares sold                                           49,463    $   518,979      149,668    $ 1,523,870
           Shares issued on reinvestment of distributions           819          8,768        4,179         38,680
           Shares redeemed                                       (7,775)       (81,386)     (15,813)      (157,250)
                                                               --------    -----------     --------    -----------
           Net increase                                          42,507    $   446,361      138,034    $ 1,405,300
                                                               ========    ===========     ========    ===========

Templeton Global Investors, Inc., the Fund's administrative manager, is the record owner of 105,969 Class I shares and 11 Class II shares as of September 30, 1996.

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.75% of the Fund's average daily net assets. The Fund pays TGII monthly its allocated share of an administrative fee of 0.15% per annum of the first $200 million of the Trust's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of average net assets in excess of $1.2 billion. TGII had voluntarily agreed to limit the total expenses of the Fund through April 15, 1995 to an annual rate of 1.25% of the Fund's average net assets. The amount of the reimbursement for

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

the six months ended September 30, 1996 is set forth in the Statement of Operations. For the six months ended September 30, 1996, FTD received net commissions of $14,877 from the sale of the Fund's shares and FTIS received fees of $36,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1996, unreimbursed expenses amounted to $1,289,254. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $313 were paid to FTD for the six months ended September 30, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $10,000 for the six months ended September 30, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1996 aggregated $4,841,286 and $3,309,798, respectively. The cost of securities for federal income tax purposes is the same as that shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                 $ 3,787,839
           Unrealized depreciation                                  (2,363,770)
                                                                   -----------
           Net unrealized depreciation                             $(1,424,069)
                                                                   ===========

                                     NOTES

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health
 Care Fund

Franklin Templeton
 Japan Fund

Templeton Developing
 Markets Trust

Templeton Foreign Fund

Templeton Foreign Smaller
 Companies Fund

Templeton Global
 Infrastructure Fund

Templeton Global
 Opportunities Trust

Templeton Global
 Real Estate Fund

Templeton Global Smaller
 Companies Fund

Templeton Greater
 European Fund

Templeton Growth Fund

Templeton Latin America
 Fund

Templeton Pacific
 Growth Fund

Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund

Franklin Templeton German
 Government Bond Fund

Franklin Templeton
 Global Currency Fund

Mutual European Fund

Templeton Global Bond Fund

Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund

Franklin Templeton Hard
 Currency Fund

Franklin Templeton High
 Income Currency Fund

Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund

Franklin California Growth Fund

Franklin DynaTech Fund

Franklin Equity Fund

Franklin Gold Fund

Franklin Growth Fund

Franklin MidCap Growth Fund

Franklin Small Cap Growth Fund

Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund

Franklin Balance Sheet
 Investment Fund

Franklin Convertible
 Securities Fund

Franklin Equity Income Fund

Franklin Income Fund

Franklin MicroCap Value Fund

Franklin Natural Resources Fund

Franklin Real Estate
 Securities Fund

Franklin Rising Dividends Fund

Franklin Strategic Income Fund

Franklin Utilities Fund

Franklin Value Fund

Mutual Beacon Fund

Mutual Qualified Fund

Mutual Shares Fund

Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund

Franklin Adjustable U.S.
 Government Securities Fund

Franklin's AGE High
 Income Fund

Franklin Investment Grade
 Income Fund

Franklin Short-Intermediate U.S.
 Government Securities Fund

Franklin U.S. Government
 Securites Fund

Franklin Money Fund

Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
 High Yield Securities Fund

Franklin Tax-Advantaged
 International Bond Fund

Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund

Federal Tax-Free Income Fund

High Yield Tax-Free
 Income Fund

Insured Tax-Free Income Fund

Puerto Rico Tax-Free
 Income Fund

Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama

Arizona*

Arkansas**

California*

Colorado

Connecticut

Florida*

Georgia

Hawaii**

Indiana

Kentucky

Louisiana

Maryland

Massachusetts***

Michigan*

Minnesota***

Missouri

New Jersey

New York*

North Carolina

Ohio***

Oregon

Pennsylvania

Tennessee**

Texas

Virginia

Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)

Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.                            11/96.1

[Background picture of Globe]


Templeton Global
Infrastructure Fund, Inc.

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of The Templeton Global Infrastructure Fund, which contains more complete information including charges and expenses.

Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.




[Recycle Symbol]

TEMPLETON
GLOBAL
INFRASTRUCTURE
FUND


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996











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